Other Recoveries	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Recoveries [Abstract]
Other Recoveries

NOTE 11. OTHER RECOVERIES

For the period ended December 31, 2018, the Corporation had other recoveries of $14.2 million (2017 – nil) relating to the recovery of Corporate transactions costs resulting from the termination of an arrangement agreement to acquire an oil and gas drilling contractor.